Investments in associates and joint ventures	12 Months Ended
Mar. 31, 2022
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Investments in associates and joint ventures
8.	Investments in associates and joint ventures
There are no associates or joint ventures that are individually material to Sony.
The carrying amounts of investments in associates and joint ventures that are not individually material to Sony, as of April 1, 2020, March 31, 2021 and 2022 are as follows:

	Yen in millions
	April 1	March 31
	2020	2021	2022
Investments accounted for using the equity method
Associates	181,795	198,539	235,671
Joint ventures	22,496	26,547	32,842

Total	204,291	225,086	268,513

Sony’s share of comprehensive income, profit or loss and other comprehensive income, of associates and joint ventures that are not individually material to Sony for the fiscal years ended March 31, 2021 and 2022 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2021	2022
Share of profit or loss
Associates	14,086	21,920
Joint ventures	(2,535)	1,726

Total	11,551	23,646

Share of other comprehensive income
Associates	884	2,077
Joint ventures	1	1

Total	885	2,078

Share of comprehensive income
Associates	14,970	23,997
Joint ventures	(2,534)	1,727

Total	12,436	25,724